Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2025
Furniture [Member]
Schedule of Estimated Useful Lives [Line Items]
Property and equipment, estimated useful lives	5 years
Electronic equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Property and equipment, estimated useful lives	3 years
Vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Property and equipment, estimated useful lives	5 years
Leasehold improvement [Member]
Schedule of Estimated Useful Lives [Line Items]
Property and equipment, estimated useful lives	Over the shorter of the terms or the estimated useful lives